Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Provision for dividends and other liabilities [member]
Statement [Line Items]
Summary of Provisions
The disclosure below excludes closure and rehabilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 26 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provisions related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2021	2020
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	1,240	501
Dividends determined	7,894	7,234
Charge/(credit) for the year:
Underlying	260	1,027
Discounting	2	3
Exchange variation s	20	(356)
Released during the year	(43)	(94)
Utilisation	(267)	(99)
Dividends paid	(7,901)	(6,876)
Transfers and other movements	(624)	(100)

At the end of the financial year	581	1,240

Comprising:
Current	293	258
Non-current	288	982

Samarco dam failure [member]
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2021 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2021	2020	2019
	US$M	US$M	US$M
Income statement
Other income (1)	34	489	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure (2)	(46)	(64)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (3)	(111)	(95)	(96)
Samarco Germano dam decommissioning (4)	(15)	46	(263)
Samarco dam failure provision (5)	(1,000)	(459)	(586)
Fair value change on forward exchange derivatives (6)	136	–	–

Loss from operation s	(1,002)	(83)	(952)
Net finance costs (7)	(85)	(93)	(108)

Loss before taxation	(1,087)	(176)	(1,060)
Income tax expense (8)	(71)	–	–

Loss after taxation	(1,158)	(176)	(1,060)

Balance sheet movement
Trade and other payables	(5)	(5)	4
Derivatives	136	–	–
Tax liabilities	(71)	–	–
Provisions	(741)	(137)	(629)

Net liabilities	(681)	(142)	(625)

		2021		2020		2019
		US$M		US$M		US$M
Cash flow statement
Loss before taxatio n		(1,087)		(176)		(1,060)
Adjustments for:
Samarco impairment expense (3)	111		95		96
Samarco Germano dam decommissioning (4)	15		(46)		263
Samarco dam failure provision (5)	1,000		459		586
Fair value change on forward exchange derivatives (6)	(136)		–		–
Net finance costs (7)	85		93		108
Changes in assets and liabilities:
Trade and other payables	5		5		(4)
Net operating cash flows		(7)		430		(11)

Net investment and funding of equity accounted investments (9)		(470)		(464)		(424)

Net investing cash flows		(470)		(464)		(424)

Net decrease in cash and cash equivalents		(477)		(34)		(435)

(1)	Proceeds from insurance settlements.

(2)	Includes legal and advisor costs incurred.

(3)	Impairment expense from working capital funding provided during the period.

(4)	US$(6) million (2020: US$37 million; 2019: US$263 million) change in estimate and US$21 million (2020: US$(83) million; 2019: US$ nil) exchange translation.

(5)	US$842 million (2020: US$916 million; 2019: US$579 million) change in estimate and US$158 million (2020: US$(457) million; 2019: US$7 million) exchange translation.

(6)
During the period the Group entered into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provisions. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Loss from equity accounted investments, related impairments and expenses in the Income Statement.

(7)	Amortisation of discounting of provision.

(8)	Includes tax on forward exchange derivatives and other taxes incurred during the period.

(9)
Includes US$(111) million (2020: US$(95) million; 2019: US$(96) million) funding provided during the period, US$(351) million (2020: US$(365) million; 2019: US$(328) million) utilisation of the Samarco dam failure provision, and US$(8) million (2020: US$(4) million; 2019: US$ nil) utilisation of the Samarco Germano decommissioning provision.

Summary of Provisions
Provisions related to the Samarco dam failure

		2021		2020
		US$M		US$M
At the beginning of the financial year		2,051		1,914
Movement in provisions		741		137
Comprising:
Utilised	(359)		(369)
Adjustments charged to the income statement:
Change in estimate - Samarco dam failure provision	842		916
Change in estimate - Samarco Germano dam decommissionin g	(6)		37
Amortisation of discounting impacting net finance costs	85		93
Exchange translation	179		(540)

At the end of the financial year		2,792		2,051

Comprising:
Current		1,206		896
Non-current		1,586		1,155

At the end of the financial year		2,792		2,051

Comprising:
Samarco dam failure provision		2,560		1,824
Samarco Germano dam decommissioning provision		232		227